LOSS PER SHARE - Loss Per Share (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
NET LOSS	$ (92,045)	$ (79,995)	$ (322,548)	$ (479,195)
Net income (loss) per share - basic and diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted average common shares outstanding - basic and diluted	388,475,000	388,475,000	388,475,000	345,487,945